LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments
March 31, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.42%
Aerospace & Defense–1.82%
AAR	3,497	$ 62,107
†Aerojet Rocketdyne Holdings	6,136	256,669
†Aerovironment	1,567	95,524
†Astronics	2,342	21,500
†Astronics Class B	1,024	9,318
†Axon Enterprise	1,980	140,125
Boeing	3,984	594,174
BWX Technologies	5,445	265,226
Cubic	2,429	100,342
Curtiss-Wright	3,000	277,230
†Ducommun	1,095	27,211
General Dynamics	5,739	759,327
HEICO	1,327	99,007
HEICO Class A	3,341	213,490
Hexcel	6,480	240,991
†Howmet Aerospace	19,375	311,163
Huntington Ingalls Industries	2,268	413,252
†Kratos Defense & Security Solutions	8,421	116,547
L3Harris Technologies	1,812	326,377
Lockheed Martin	4,642	1,573,406
†Mercury Systems	2,137	152,454
Moog Class A	2,078	105,001
National Presto Industries	715	50,629
Northrop Grumman	3,797	1,148,782
Park Aerospace	1,422	17,917
Raytheon	4,613	604,995
†Raytheon Technologies	15,599	1,471,454
Spirit AeroSystems Holdings Class A	4,503	107,757
†Teledyne Technologies	1,160	344,833
Textron	12,389	330,415
TransDigm Group	942	301,619
Triumph Group	2,065	13,959
†Vectrus	700	28,987
		10,581,788
Air Freight & Logistics–0.62%
†Air Transport Services Group	6,027	110,174
†Atlas Air Worldwide Holdings	2,617	67,178
CH Robinson Worldwide	5,189	343,512
†Echo Global Logistics	3,477	59,387
Expeditors International of Washington	5,329	355,551
FedEx	7,316	887,138
Forward Air	2,651	134,273
†Hub Group Class A	3,204	145,686
†Radiant Logistics	4,220	16,331
United Parcel Service Class B	12,587	1,175,878
†XPO Logistics	6,749	329,014
		3,624,122
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Airlines–0.56%
Alaska Air Group	7,357	$ 209,454
Allegiant Travel	1,389	113,620
American Airlines Group	14,699	179,181
Copa Holdings Class A	1,782	80,707
Delta Air Lines	32,740	934,072
Hawaiian Holdings	4,649	48,535
†JetBlue Airways	19,783	177,058
†Mesa Air Group	2,354	7,745
SkyWest	4,055	106,200
Southwest Airlines	25,057	892,280
†Spirit Airlines	5,476	70,586
†United Airlines Holdings	14,459	456,181
		3,275,619
Auto Components–0.55%
†Adient	6,791	61,594
†American Axle & Manufacturing Holdings	11,006	39,732
Aptiv	11,472	564,881
Autoliv	5,998	275,968
BorgWarner	13,313	324,438
Cooper Tire & Rubber	5,069	82,625
†Cooper-Standard Holdings	1,627	16,709
Dana	10,858	84,801
†Delphi Technologies	5,338	42,971
†Dorman Products	2,616	144,586
†Fox Factory Holding	3,434	144,228
†Garrett Motion	3,788	10,834
Gentex	17,716	392,587
†Gentherm	2,907	91,280
Goodyear Tire & Rubber	17,640	102,665
†Horizon Global	1,513	2,829
LCI Industries	2,232	149,165
Lear	4,185	340,031
†Modine Manufacturing	5,332	17,329
†Motorcar Parts of America	2,958	37,212
Standard Motor Products	2,098	87,214
†Stoneridge	3,829	64,136
Superior Industries International	1,457	1,748
Tenneco Class A	5,209	18,752
†Veoneer	3,982	29,148
†Visteon	1,837	88,139
		3,215,602
Automobiles–0.42%
Ford Motor	174,073	840,773
General Motors	39,158	813,703
Harley-Davidson	12,826	242,796
†Tesla	599	313,876
Thor Industries	3,525	148,685
Winnebago Industries	3,663	101,868
		2,461,701
LVIP Dimensional U.S. Core Equity 2 Fund–1

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks–5.70%
1st Source	2,469	$ 80,070
ACNB	300	9,000
Allegiance Bancshares	1,602	38,624
American National Bankshares	691	16,515
Ameris Bancorp	6,384	151,684
Ames National	508	10,389
Arrow Financial	1,171	32,636
Associated Banc-Corp	12,750	163,072
†Atlantic Capital Bancshares	2,130	25,283
Atlantic Union Bankshares	6,253	136,941
†Axos Financial	6,313	114,455
Banc of California	5,022	40,176
BancFirst	2,354	78,553
†Bancorp	7,833	47,546
BancorpSouth Bank	6,966	131,797
Bank of America	128,844	2,735,358
Bank of Hawaii	2,642	145,944
Bank of Marin Bancorp	1,102	33,060
Bank of NT Butterfield & Son	5,367	91,400
Bank OZK	7,369	123,062
BankFinancial	1,093	9,629
BankUnited	7,451	139,334
Bankwell Financial Group	404	6,165
Banner	3,677	121,488
Bar Harbor Bankshares	748	12,925
†Baycom	1,762	21,232
Berkshire Hills Bancorp	4,384	65,146
BOK Financial	2,960	125,978
Boston Private Financial Holdings	7,358	52,610
Bridge Bancorp	1,729	36,586
Brookline Bancorp	8,396	94,707
Bryn Mawr Bank	1,979	56,164
Business First Bancshares	727	9,815
Byline Bancorp	1,200	12,444
C&F Financial	247	9,855
Cadence BanCorp	11,022	72,194
Cambridge Bancorp	195	10,140
Camden National	1,773	55,761
Capital City Bank Group	1,029	20,703
Capstar Financial Holdings	789	7,803
Carolina Financial	2,454	63,485
Cathay General Bancorp	6,239	143,185
CBTX	1,491	26,495
CenterState Bank	9,379	161,600
Central Pacific Financial	1,797	28,572
Central Valley Community Bancorp	650	8,476
Century Bancorp Class A	314	19,543
CIT Group	5,667	97,812
Citigroup	34,068	1,434,944
Citizens & Northern	830	16,600
Citizens Financial Group	14,049	264,262
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
City Holding	1,356	$ 90,215
Civista Bancshares	1,887	28,230
CNB Financial	1,363	25,720
Codorus Valley Bancorp	389	6,263
Columbia Banking System	5,750	154,100
Comerica	5,568	163,365
Commerce Bancshares	6,104	307,336
Community Bank System	4,121	242,315
Community Trust Bancorp	1,576	50,101
ConnectOne Bancorp	3,369	45,279
Cullen/Frost Bankers	3,653	203,801
†Customers Bancorp	2,725	29,784
CVB Financial	8,952	179,488
Dime Community Bancshares	2,608	35,756
Eagle Bancorp	3,149	95,131
East West Bancorp	8,263	212,690
Enterprise Bancorp	505	13,630
Enterprise Financial Services	1,930	53,866
†Equity Bancshares Class A	1,411	24,340
Farmers & Merchants Bancorp	621	16,090
Farmers National Banc	1,405	16,340
FB Financial	2,573	50,740
Fifth Third Bancorp	29,296	435,046
Financial Institutions	1,236	22,421
First Bancorp (Maine)	400	8,800
First Bancorp (North Carolina)	3,535	81,588
First BanCorp (Puerto Rico)	19,680	104,698
First Bancshares	606	11,556
First Bank	702	4,872
First Busey	4,895	83,753
First Business Financial Services	400	6,200
First Choice Bancorp	500	7,505
First Citizens BancShares Class A	620	206,379
First Commonwealth Financial	7,586	69,336
First Community Bancshares	1,806	42,080
First Financial	910	30,685
First Financial Bancorp	7,502	111,855
First Financial Bankshares	6,396	171,669
First Foundation	4,144	42,352
First Hawaiian	10,112	167,151
First Horizon National	16,868	135,956
First Internet Bancorp	281	4,614
First Interstate BancSystem Class A	2,923	84,299
First Merchants	4,769	126,331
First Mid-Illinois Bancshares	782	18,565
First Midwest Bancorp	7,574	100,242

LVIP Dimensional U.S. Core Equity 2 Fund–2

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
First of Long Island	2,890	$ 50,142
First Republic Bank	3,970	326,652
Flushing Financial	2,575	34,402
FNB	24,438	180,108
Franklin Financial Network	2,036	41,514
Fulton Financial	12,286	141,166
German American Bancorp	3,101	85,122
Glacier Bancorp	4,666	158,667
Great Southern Bancorp	1,288	52,035
Great Western Bancorp	5,711	116,961
Guaranty Bancshares	897	20,757
Hancock Whitney	7,049	137,596
Hanmi Financial	4,326	46,937
†Harborone Bancorp	3,449	25,971
Heartland Financial USA	2,936	88,667
Heritage Commerce	4,676	35,865
Heritage Financial	3,644	72,880
Hilltop Holdings	4,920	74,390
Home BancShares	12,920	154,911
HomeTrust Bancshares	2,018	32,127
Hope Bancorp	13,189	108,414
Horizon Bancorp	5,140	50,680
†Howard Bancorp	745	8,091
Huntington Bancshares	40,165	329,755
IBERIABANK	3,491	126,235
Independent Bank	4,977	151,862
Independent Bank Group	3,633	86,029
International Bancshares	5,132	137,948
Investar Holding	619	7,905
Investors Bancorp	21,482	171,641
JPMorgan Chase & Co.	63,801	5,744,004
KeyCorp	32,934	341,526
Lakeland Bancorp	5,067	54,774
Lakeland Financial	2,086	76,660
Live Oak Bancshares	3,910	48,758
M&T Bank	4,926	509,496
Macatawa Bank	1,713	12,197
Mercantile Bank	1,549	32,792
†Metropolitan Bank Holding	1,000	26,930
Midland States Bancorp	2,021	35,347
MidWestOne Financial Group	1,275	26,699
MutualFirst Financial	614	17,315
National Bank Holdings Class A	3,659	87,450
National Bankshares	222	7,082
NBT Bancorp	4,298	139,212
†Nicolet Bankshares	736	40,171
Northrim BanCorp	322	8,694
OFG Bancorp	5,685	63,558
Old National Bancorp	11,890	156,829
Old Second Bancorp	1,033	7,138
Opus Bank	3,903	67,639
Origin Bancorp	1,422	28,796
Orrstown Financial Services	503	6,926
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Pacific Premier Bancorp	5,491	$ 103,450
PacWest Bancorp	6,636	118,917
Park National	1,191	92,469
Parke Bancorp	739	9,969
PCB Bancorp	642	6,279
Peapack Gladstone Financial	2,178	39,095
Peoples Bancorp	1,703	37,721
Peoples Financial Services	412	16,373
People's United Financial	23,840	263,432
People's Utah Bancorp	1,404	27,195
Pinnacle Financial Partners	3,905	146,594
PNC Financial Services Group	6,666	638,070
Popular	5,265	184,275
Preferred Bank	1,329	44,947
Premier Financial Bancorp	1,000	12,400
Prosperity Bancshares	5,680	274,060
QCR Holdings	1,366	36,978
RBB Bancorp	1,258	17,260
Regions Financial	32,340	290,090
Renasant	5,685	124,160
Republic Bancorp Class A	1,808	59,718
†Republic First Bancorp	4,711	10,317
S&T Bancorp	3,057	83,517
Sandy Spring Bancorp	3,595	81,391
†Seacoast Banking Corp. of Florida	3,281	60,075
ServisFirst Bancshares	4,421	129,624
Sierra Bancorp	1,304	22,924
Signature Bank	2,733	219,706
Simmons First National Class A	7,200	132,480
SmartFinancial	542	8,244
South State	2,628	154,342
†Southern First Bancshares	419	11,887
Southern National Bancorp of Virginia	1,601	15,754
Southside Bancshares	3,308	100,530
†Spirit of Texas Bancshares	600	6,204
Sterling Bancorp	12,947	135,296
Stock Yards Bancorp	2,447	70,792
Summit Financial Group	450	9,545
†SVB Financial Group	2,282	344,765
Synovus Financial	9,521	167,189
TCF Financial	10,995	249,147
†Texas Capital Bancshares	2,530	56,090
Tompkins Financial	1,412	101,382
Towne Bank	6,514	117,838
TriCo Bancshares	2,820	84,092
†TriState Capital Holdings	3,275	31,669
†Triumph Bancorp	2,365	61,490
Truist Financial	23,076	711,664
Trustmark	5,255	122,441
UMB Financial	3,731	173,044

LVIP Dimensional U.S. Core Equity 2 Fund–3

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Umpqua Holdings	9,892	$ 107,823
United Bankshares	6,000	138,480
United Community Banks	8,036	147,139
Univest Corp. of Pennsylvania	2,727	44,505
US Bancorp	26,453	911,306
Valley National Bancorp	26,937	196,909
Veritex Holdings	3,208	44,816
Washington Trust Bancorp	1,505	55,023
Webster Financial	4,326	99,065
Wells Fargo & Co.	87,951	2,524,194
WesBanco	5,072	120,206
West Bancorporation	758	12,393
Westamerica Bancorporation	2,367	139,132
Western Alliance Bancorp	5,374	164,498
Wintrust Financial	2,899	95,261
Zions Bancorp	8,866	237,254
		33,184,069
Beverages–1.61%
†Boston Beer Class A	669	245,898
Brown-Forman Class A	1,328	68,233
Brown-Forman Class B	7,593	421,487
Coca-Cola	75,244	3,329,547
Coca-Cola Consolidated	632	131,791
Constellation Brands Class A	3,291	471,798
†Craft Brew Alliance	613	9,134
Keurig Dr Pepper	4,349	105,550
MGP Ingredients	1,309	35,199
Molson Coors Beverage Class B	6,719	262,108
†Monster Beverage	4,561	256,602
†National Beverage	2,012	85,812
PepsiCo	32,606	3,915,980
		9,339,139
Biotechnology–2.41%
AbbVie	10,152	773,481
†ACADIA Pharmaceuticals	2,258	95,400
†Acceleron Pharma	815	73,244
†Acorda Therapeutics	4,884	4,555
†Aduro Biotech	1,136	3,113
†Adverum Biotechnologies	5,792	56,588
†Agios Pharmaceuticals	1,115	39,560
†Akebia Therapeutics	4,343	32,920
†Albireo Pharma	900	14,733
†Alexion Pharmaceuticals	6,223	558,763
†Alkermes	4,318	62,266
†Alnylam Pharmaceuticals	2,707	294,657
†AMAG Pharmaceuticals	1,449	8,955
Amgen	13,512	2,739,288
†Amicus Therapeutics	7,114	65,733
†AnaptysBio	1,298	18,341
†Anika Therapeutics	1,049	30,327
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Arcus Biosciences	2,130	$ 29,564
†Ardelyx	800	4,548
†Arena Pharmaceuticals	2,941	123,522
†Assembly Biosciences	1,150	17,054
†Assertio Therapeutics	9,567	6,219
†Atara Biotherapeutics	2,169	18,458
†Avrobio	1,331	20,710
†Biogen	4,636	1,466,738
†BioMarin Pharmaceutical	2,850	240,825
†BioSpecifics Technologies	665	37,619
†Bluebird Bio	1,826	83,923
†Cara Therapeutics	1,547	20,436
†ChemoCentryx	2,856	114,754
†Chimerix	1,691	2,435
†Concert Pharmaceuticals	1,683	14,878
†Constellation Pharmaceuticals	2,800	88,004
†CRISPR Therapeutics	1,129	47,881
†CytomX Therapeutics	2,639	20,241
†Deciphera Pharmaceuticals	2,920	120,216
†Denali Therapeutics	5,935	103,922
†Eagle Pharmaceuticals	867	39,882
†Emergent BioSolutions	3,148	182,143
†Enanta Pharmaceuticals	1,564	80,436
†Enochian Biosciences	1,600	4,800
†Epizyme	2,880	44,669
†Exact Sciences	2,539	147,262
†Exelixis	16,596	285,783
†FibroGen	2,624	91,184
†Five Prime Therapeutics	2,937	6,667
†G1 Therapeutics	1,617	17,819
Gilead Sciences	29,182	2,181,646
†Global Blood Therapeutics	1,964	100,341
†GlycoMimetics	2,474	5,641
†Halozyme Therapeutics	1,540	27,705
†Heron Therapeutics	1,141	13,395
†Incyte	2,882	211,049
†Intellia Therapeutics	3,705	45,312
†Ionis Pharmaceuticals	1,866	88,224
†Iovance Biotherapeutics	3,538	105,910
†Ironwood Pharmaceuticals	6,196	62,518
†Jounce Therapeutics	728	3,458
†KalVista Pharmaceuticals	1,364	10,435
†Karyopharm Therapeutics	4,686	90,018
†Kindred Biosciences	3,141	12,564
†Kodiak Sciences	1,434	68,402
†Kura Oncology	2,842	28,278
†Ligand Pharmaceuticals	1,432	104,135
†Lineage Cell Therapeutics	4,300	3,561
†Lumos Pharma	21	178
†MacroGenics	4,540	26,423
†Madrigal Pharmaceuticals	698	46,598
†Minerva Neurosciences	4,500	27,090
†Molecular Templates	4,176	55,499

LVIP Dimensional U.S. Core Equity 2 Fund–4

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Momenta Pharmaceuticals	4,823	$ 131,186
†Myriad Genetics	6,104	87,348
†Neurocrine Biosciences	1,020	88,281
†ObsEva	800	1,928
†OPKO Health	8,606	11,532
†PDL BioPharma	12,718	35,865
†Progenics Pharmaceuticals	8,600	32,680
†Protagonist Therapeutics	3,512	24,795
†Prothena	4,550	48,685
†Regeneron Pharmaceuticals	1,001	488,778
†REGENXBIO	2,597	84,091
†Retrophin	4,074	59,440
†Rhythm Pharmaceuticals	1,018	15,494
†Rigel Pharmaceuticals	13,503	21,065
†Rocket Pharmaceuticals	1,401	19,544
†Sage Therapeutics	470	13,498
†Sangamo Therapeutics	8,751	55,744
†Sarepta Therapeutics	1,527	149,371
†Seattle Genetics	1,248	143,994
†Spectrum Pharmaceuticals	5,260	12,256
†Syros Pharmaceuticals	300	1,779
†Ultragenyx Pharmaceutical	1,378	61,225
†United Therapeutics	2,249	213,261
†Vanda Pharmaceuticals	3,572	37,006
†Verastem	6,841	18,060
†Vertex Pharmaceuticals	1,469	349,549
†Xencor	3,816	114,022
		13,993,373
Building Products–0.90%
AAON	4,679	226,089
Advanced Drainage Systems	4,887	143,873
Allegion	3,804	350,044
†American Woodmark	1,539	70,132
AO Smith	5,709	215,857
Apogee Enterprises	2,507	52,196
†Armstrong Flooring	1,730	2,474
Armstrong World Industries	3,880	308,150
†Builders FirstSource	12,545	153,425
†Cornerstone Building Brands	5,674	25,873
CSW Industrials	1,444	93,643
Fortune Brands Home & Security	9,579	414,292
†Gibraltar Industries	2,829	121,421
Griffon	3,933	49,753
Insteel Industries	1,555	20,604
†JELD-WEN Holding	8,808	85,702
Johnson Controls International	20,437	550,982
Lennox International	1,030	187,244
Masco	5,588	193,177
†Masonite International	2,922	138,649
Owens Corning	7,642	296,586
Patrick Industries	2,395	67,443
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
†PGT Innovations	5,854	$ 49,115
Quanex Building Products	4,826	48,646
†Resideo Technologies	9,867	47,756
Simpson Manufacturing	2,689	166,664
Trane Technologies	7,797	643,954
†Trex	3,250	260,455
Universal Forest Products	6,237	231,954
		5,216,153
Capital Markets–2.96%
Affiliated Managers Group	3,718	219,883
Ameriprise Financial	6,755	692,252
Ares Management Class A	3,703	114,534
Artisan Partners Asset Management Class A	3,849	82,715
Bank of New York Mellon	14,293	481,388
BGC Partners Class A	26,990	68,015
BlackRock	1,725	758,948
Blackstone Group Class A	4,191	190,984
†Blucora	3,219	38,789
†Brightsphere Investment Group	6,971	44,545
Cboe Global Markets	2,979	265,876
Charles Schwab	27,344	919,305
CME Group	3,261	563,860
Cohen & Steers	3,857	175,301
Cowen Class A	1,499	14,480
Diamond Hill Investment Group	308	27,794
†Donnelley Financial Solutions	3,917	20,643
E*TRADE Financial	10,328	354,457
Eaton Vance	8,190	264,128
Evercore Class A	3,008	138,548
FactSet Research Systems	1,301	339,145
Federated Investors Class B	9,305	177,260
Franklin Resources	16,476	274,984
GAIN Capital Holdings	2,244	12,522
GAMCO Investors Class A	694	7,627
Goldman Sachs Group	5,423	838,342
Greenhill & Co.	1,658	16,315
Hamilton Lane Class A	1,683	93,087
Houlihan Lokey	1,686	87,874
Interactive Brokers Group Class A	6,630	286,217
Intercontinental Exchange	8,980	725,135
†INTL. FCStone	1,244	45,107
Invesco	17,695	160,671
Janus Henderson Group	8,813	135,015
KKR & Co Class A	7,368	172,927
Lazard Class A	8,039	189,399
Legg Mason	4,297	209,908
LPL Financial Holdings	6,025	327,941
MarketAxess Holdings	1,026	341,217

LVIP Dimensional U.S. Core Equity 2 Fund–5

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Moelis & Co. Class A	3,614	$ 101,553
Moody's	2,960	626,040
Morgan Stanley	25,927	881,518
Morningstar	1,940	225,525
MSCI	2,003	578,787
Nasdaq	4,429	420,534
Northern Trust	7,740	584,060
Oppenheimer Holdings Class A	765	15,116
Piper Jaffray	1,763	89,155
PJT Partners Class A	816	35,406
Raymond James Financial	3,821	241,487
S&P Global	4,557	1,116,693
Safeguard Scientifics	1,565	8,686
SEI Investments	9,150	424,011
State Street	9,159	487,900
Stifel Financial	4,526	186,833
T. Rowe Price Group	5,385	525,845
TD Ameritrade Holding	14,487	502,119
Virtu Financial Class A	5,162	107,473
Virtus Investment Partners	748	56,930
Waddell & Reed Financial Class A	7,035	80,058
Westwood Holdings Group	439	8,038
WisdomTree Investments	12,310	28,682
		17,209,587
Chemicals–2.16%
†AdvanSix	2,562	24,441
†AgroFresh Solutions	1,708	2,801
Air Products & Chemicals	2,702	539,346
Albemarle	5,171	291,489
American Vanguard	2,114	30,568
Ashland Global Holdings	3,222	161,325
†Axalta Coating Systems	15,781	272,538
Balchem	1,569	154,892
Cabot	4,349	113,596
Celanese	6,689	490,906
CF Industries Holdings	7,474	203,293
Chase	890	73,238
Chemours	7,895	70,029
Corteva	21,691	509,738
†Dow	31,851	931,323
DuPont de Nemours	11,192	381,647
Eastman Chemical	6,289	292,942
Ecolab	2,943	458,608
†Element Solutions	18,605	155,538
†Ferro	7,033	65,829
†Flotek Industries	3,167	2,819
FMC	4,935	403,140
FutureFuel	4,158	46,861
†GCP Applied Technologies	6,782	120,720
Hawkins	885	31,506
HB Fuller	2,849	79,573
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Huntsman	19,266	$ 278,008
†Ingevity	2,010	70,752
Innospec	2,058	143,010
International Flavors & Fragrances	2,431	248,156
†Intrepid Potash	12,831	10,265
†Koppers Holdings	1,060	13,112
†Kraton	2,937	23,790
Kronos Worldwide	7,704	65,022
Linde	5,101	882,473
†Livent	7,469	39,212
†LSB Industries	2,413	5,067
LyondellBasell Industries Class A	16,139	800,979
Minerals Technologies	3,483	126,294
Mosaic	12,710	137,522
NewMarket	666	254,991
Olin	12,382	144,498
†OMNOVA Solutions	3,545	35,946
PolyOne	6,532	123,912
PPG Industries	11,429	955,464
†PQ Group Holdings	660	7,194
Rayonier Advanced Materials	7,464	7,912
RPM International	5,164	307,258
Scotts Miracle-Gro	3,385	346,624
Sensient Technologies	3,215	139,885
Sherwin-Williams	1,796	825,298
Stepan	2,197	194,347
†Trecora Resources	817	4,861
Tredegar	3,415	53,376
Trinseo	3,760	68,094
†Tronox Holdings Class A	7,716	38,426
Valvoline	8,731	114,289
†Venator Materials	3,553	6,111
Westlake Chemical	2,177	83,096
WR Grace & Co.	3,442	122,535
		12,586,485
Commercial Services & Supplies–1.11%
ABM Industries	6,213	151,349
ACCO Brands	7,956	40,178
ADT	7,757	33,510
†Advanced Disposal Services	5,176	169,773
ARC Document Solutions	3,148	2,550
Brady Class A	2,770	125,010
†BrightView Holdings	3,756	41,541
Brink's	3,738	194,563
†Casella Waste Systems Class A	3,509	137,062
†CECO Environmental	1,187	5,543
†Cimpress	1,819	96,771
Cintas	3,136	543,218
†Civeo	7,562	3,115
†Clean Harbors	4,340	222,816

LVIP Dimensional U.S. Core Equity 2 Fund–6

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
†Copart	6,001	$ 411,188
Covanta Holding	11,966	102,309
Deluxe	3,259	84,506
Ennis	3,933	73,862
†Harsco	8,374	58,367
Healthcare Services Group	4,016	96,023
†Heritage-Crystal Clean	2,134	34,656
Herman Miller	5,536	122,899
HNI	3,300	83,127
†IAA	6,575	196,987
Interface	5,671	42,873
KAR Auction Services	9,508	114,096
Kimball International Class B	3,544	42,209
Knoll	4,930	50,878
Matthews International Class A	3,479	84,157
McGrath RentCorp	2,409	126,183
Mobile Mini	3,771	98,913
MSA Safety	2,159	218,491
NL Industries	2,090	6,228
†PICO Holdings	1,481	11,522
Pitney Bowes	13,105	26,734
Quad/Graphics	4,623	11,650
Republic Services	7,972	598,378
Rollins	5,703	206,106
RR Donnelley & Sons	1,900	1,821
†SP Plus	1,793	37,205
Steelcase Class A	9,268	91,475
†Stericycle	3,926	190,725
†Team	1,744	11,336
Tetra Tech	3,479	245,687
UniFirst	1,034	156,227
US Ecology	1,884	57,274
Viad	2,218	47,088
VSE	1,374	22,520
Waste Management	10,092	934,115
		6,464,814
Communications Equipment–1.24%
†Acacia Communications	2,090	140,406
ADTRAN	4,319	33,170
†Applied Optoelectronics	1,210	9,184
†Arista Networks	2,647	536,150
†CalAmp	3,203	14,413
†Calix	2,250	15,930
†Casa Systems	3,998	13,993
†Ciena	8,129	323,615
Cisco Systems	90,750	3,567,382
†CommScope Holding	9,089	82,801
Comtech Telecommunications	2,049	27,231
†Digi International	1,498	14,291
†EchoStar Class A	4,341	138,782
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
†Extreme Networks	3,572	$ 11,037
†F5 Networks	2,769	295,258
†Harmonic	6,256	36,035
†Infinera	18,222	96,577
InterDigital	2,062	92,027
Juniper Networks	15,147	289,914
†Lumentum Holdings	3,600	265,320
Motorola Solutions	2,079	276,341
†NETGEAR	3,396	77,565
†NetScout Systems	6,765	160,127
†Palo Alto Networks	718	117,723
Plantronics	2,077	20,895
†Ribbon Communications	9,487	28,746
Ubiquiti	2,228	315,440
†ViaSat	2,404	86,352
†Viavi Solutions	10,641	119,286
		7,205,991
Construction & Engineering–0.42%
†AECOM	7,935	236,860
†Aegion	3,333	59,761
†Ameresco Class A	3,022	51,465
Arcosa	2,583	102,648
Argan	2,180	75,363
Comfort Systems USA	3,560	130,118
†Construction Partners Class A	2,150	36,313
†Dycom Industries	2,773	71,127
EMCOR Group	3,811	233,690
Fluor	7,505	51,860
†Goldfield	1,529	4,342
Granite Construction	3,849	58,428
†Great Lakes Dredge & Dock	10,048	83,398
†IES Holdings	1,179	20,809
Jacobs Engineering Group	3,866	306,458
†MasTec	5,994	196,184
†MYR Group	1,677	43,921
†Northwest Pipe	539	11,993
†NV5 Global	1,036	42,776
Primoris Services	5,392	85,733
Quanta Services	7,670	243,369
†Sterling Construction	2,101	19,959
†Tutor Perini	6,372	42,820
Valmont Industries	1,274	135,019
†Willscot	9,608	97,329
		2,441,743
Construction Materials–0.17%
Eagle Materials	2,323	135,710
†Forterra	1,614	9,652
Martin Marietta Materials	1,669	315,825
†Summit Materials Class A	9,322	139,830
Tecnoglass	1,700	6,562
†U.S. Concrete	1,522	27,609

LVIP Dimensional U.S. Core Equity 2 Fund–7

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials (continued)
United States Lime & Minerals	277	$ 20,456
Vulcan Materials	3,325	359,333
		1,014,977
Consumer Finance–0.92%
Ally Financial	17,261	249,076
American Express	19,317	1,653,728
Capital One Financial	9,614	484,738
†Credit Acceptance	1,348	344,670
Curo Group Holdings	1,445	7,659
Discover Financial Services	15,411	549,710
†Encore Capital Group	3,155	73,764
†Enova International	4,456	64,568
†EZCORP Class A	4,961	20,687
FirstCash	2,903	208,261
†Green Dot Class A	2,915	74,012
†LendingClub	7,603	59,684
Navient	19,693	149,273
Nelnet Class A	2,278	103,444
OneMain Holdings	8,941	170,952
†PRA Group	5,108	141,594
†Regional Management	567	7,745
Santander Consumer USA Holdings	18,724	260,451
SLM	27,460	197,437
Synchrony Financial	29,712	478,066
†World Acceptance	929	50,733
		5,350,252
Containers & Packaging–0.92%
†Amcor	33,170	269,340
AptarGroup	4,565	454,400
Avery Dennison	3,405	346,867
Ball	13,784	891,273
†Berry Global Group	10,390	350,247
†Crown Holdings	7,419	430,599
Graphic Packaging Holding	26,971	329,046
Greif Class A	2,348	72,999
Greif Class B	709	28,403
International Paper	19,244	599,066
Myers Industries	4,079	43,849
O-I Glass	14,147	100,585
Packaging Corp. of America	5,020	435,887
Sealed Air	5,125	126,639
Silgan Holdings	8,348	242,259
Sonoco Products	7,114	329,734
†UFP Technologies	419	15,960
WestRock	10,068	284,522
		5,351,675
Distributors–0.22%
Core-Mark Holding	3,924	112,109
†Funko Class A	1,250	4,987
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Distributors (continued)
Genuine Parts	6,249	$ 420,745
†LKQ	16,565	339,748
Pool	1,906	375,044
Weyco Group	507	10,226
		1,262,859
Diversified Consumer Services–0.37%
†Adtalem Global Education	3,961	106,115
†American Public Education	2,363	56,547
†Bright Horizons Family Solutions	2,043	208,386
Carriage Services	1,652	26,680
†Chegg	2,227	79,682
Collectors Universe	466	7,302
†frontdoor	3,903	135,746
Graham Holdings Class B	413	140,903
†Grand Canyon Education	3,013	229,847
H&R Block	9,686	136,379
†Houghton Mifflin Harcourt	13,987	26,295
†K12	2,788	52,582
†Laureate Education Class A	6,158	64,721
†Perdoceo Education	6,090	65,711
†Regis	4,078	24,101
†Select Interior Concepts Class A	2,001	4,142
Service Corp. International	11,876	464,470
†ServiceMaster Global Holdings	4,209	113,643
Strategic Education	1,317	184,064
†WW International	1,972	33,346
†Zovio	2,198	3,627
		2,164,289
Diversified Financial Services–1.05%
†Berkshire Hathaway Class B	28,299	5,173,906
†Cannae Holdings	8,010	268,255
Equitable Holdings	9,993	144,399
Jefferies Financial Group	15,232	208,221
Marlin Business Services	729	8,143
†On Deck Capital	7,801	12,014
Voya Financial	6,997	283,728
		6,098,666
Diversified Telecommunication Services–2.12%
†Anterix	1,166	53,251
AT&T	161,829	4,717,315
ATN International	1,618	94,993
CenturyLink	60,034	567,922
†Cincinnati Bell	2,697	39,484
Cogent Communications Holdings	2,631	215,663
Consolidated Communications Holdings	6,890	31,349
†GCI Liberty Class A	5,698	324,615

LVIP Dimensional U.S. Core Equity 2 Fund–8

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
†IDT Class B	1,774	$ 9,615
†Intelsat	5,598	8,565
†Iridium Communications	7,987	178,350
†ORBCOMM	4,983	12,159
Verizon Communications	111,067	5,967,630
†Vonage Holdings	14,080	101,798
		12,322,709
Electric Utilities–1.11%
ALLETE	2,509	152,246
Alliant Energy	4,253	205,377
American Electric Power	3,298	263,774
Avangrid	1,617	70,792
Duke Energy	4,688	379,165
Edison International	6,548	358,765
El Paso Electric	2,884	195,997
Entergy	3,777	354,925
Evergy	4,219	232,256
Eversource Energy	4,598	359,610
Exelon	5,988	220,418
FirstEnergy	10,192	408,393
Hawaiian Electric Industries	5,211	224,334
IDACORP	1,690	148,365
MGE Energy	1,792	117,322
NextEra Energy	3,154	758,916
NRG Energy	6,943	189,266
OGE Energy	5,679	174,516
Otter Tail	2,726	121,198
†PG&E	4,692	42,181
Pinnacle West Capital	2,876	217,972
PNM Resources	4,149	157,662
Portland General Electric	3,574	171,338
PPL	13,594	335,500
Southern	6,267	339,295
Xcel Energy	4,298	259,169
		6,458,752
Electrical Equipment–0.83%
Acuity Brands	2,710	232,139
Allied Motion Technologies	758	17,965
AMETEK	7,178	516,959
†Atkore International Group	3,256	68,604
AZZ	2,373	66,729
Eaton	7,651	594,406
Emerson Electric	13,131	625,692
Encore Wire	2,296	96,409
EnerSys	2,817	139,498
†Generac Holdings	4,872	453,924
GrafTech International	10,007	81,257
Hubbell	3,699	424,423
LSI Industries	457	1,727
nVent Electric	9,432	159,118
Powell Industries	1,009	25,901
Preformed Line Products	449	22,374
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
Regal Beloit	3,411	$ 214,722
Rockwell Automation	3,377	509,623
†Sensata Technologies Holding	11,913	344,643
†Sunrun	9,740	98,374
†Thermon Group Holdings	3,338	50,304
†TPI Composites	2,494	36,861
†Vicor	1,194	53,181
		4,834,833
Electronic Equipment, Instruments & Components–1.59%
Amphenol Class A	8,810	642,073
†Anixter International	2,817	247,530
†Arlo Technologies	5,053	12,279
†Arrow Electronics	4,841	251,103
Avnet	6,028	151,303
Badger Meter	2,342	125,531
Bel Fuse Class B	886	8,630
Belden	3,941	142,191
Benchmark Electronics	3,326	66,487
CDW	4,006	373,640
Cognex	3,912	165,165
†Coherent	1,139	121,201
Corning	28,873	593,051
CTS	2,254	56,102
Daktronics	2,615	12,892
Dolby Laboratories Class A	2,941	159,432
†ePlus	1,064	66,628
†Fabrinet	2,893	157,842
†FARO Technologies	1,500	66,750
†Fitbit Class A	21,605	143,889
†Flex	32,260	270,177
FLIR Systems	6,615	210,952
†Insight Enterprises	3,069	129,297
†IPG Photonics	1,864	205,562
†Itron	3,186	177,874
Jabil	14,145	347,684
KEMET	6,717	162,283
†Keysight Technologies	5,640	471,955
†Kimball Electronics	2,876	31,406
†Knowles	8,883	118,854
Littelfuse	1,254	167,309
Methode Electronics	3,230	85,369
MTS Systems	2,104	47,340
National Instruments	5,162	170,759
†Novanta	2,049	163,674
†OSI Systems	1,634	112,615
PC Connection	2,418	99,646
†Plexus	2,580	140,765
†Rogers	1,055	99,613
†Sanmina	6,838	186,541
†ScanSource	2,416	51,678
SYNNEX	3,349	244,812
TE Connectivity	9,521	599,632

LVIP Dimensional U.S. Core Equity 2 Fund–9

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Tech Data	2,619	$ 342,696
†Trimble	11,255	358,247
†TTM Technologies	9,483	98,054
Vishay Intertechnology	8,859	127,658
†Vishay Precision Group	600	12,048
†Zebra Technologies Class A	2,598	476,993
		9,275,212
Energy Equipment & Services–0.31%
†Apergy	5,096	29,302
Archrock	12,683	47,688
Baker Hughes	14,784	155,232
Cactus Class A	2,654	30,786
Core Laboratories	2,200	22,748
†Diamond Offshore Drilling	13,993	25,607
DMC Global	1,628	37,460
†Dril-Quip	2,977	90,799
†Era Group	1,340	7,142
†Exterran	3,133	15,038
†Forum Energy Technologies	7,605	1,348
†Frank's International	21,445	55,543
†Geospace Technologies	1,182	7,565
Halliburton	27,250	186,663
†Helix Energy Solutions Group	17,552	28,785
Helmerich & Payne	5,797	90,723
†Independence Contract Drilling	97	136
†ION Geophysical	673	855
†KLX Energy Services Holdings	2,464	1,725
Liberty Oilfield Services Class A	5,858	15,758
Mammoth Energy Services	2,622	1,963
†Matrix Service	2,351	22,264
Nabors Industries	28,804	11,237
National Oilwell Varco	18,750	184,313
†Natural Gas Services Group	679	3,028
†NCS Multistage Holdings	724	463
†Newpark Resources	12,475	11,190
†NexTier Oilfield Solutions	22,622	26,468
†Nine Energy Service	1,065	861
†Noble	19,130	4,974
†Oceaneering International	8,932	26,260
†Oil States International	5,610	11,388
†Pacific Drilling	300	129
Patterson-UTI Energy	14,628	34,376
†ProPetro Holding	8,008	20,020
RPC	7,313	15,065
Schlumberger	20,680	278,973
†SEACOR Holdings	2,396	64,596
†SEACOR Marine Holdings	1,843	8,072
†Select Energy Services Class A	9,056	29,251
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
Solaris Oilfield Infrastructure Class A	2,100	$ 11,025
TechnipFMC	17,349	116,932
†TETRA Technologies	6,409	2,051
†Tidewater	3,355	23,753
†Transocean	21,123	24,503
U.S. Silica Holdings	8,053	14,495
Valaris	15,933	7,172
		1,805,725
Entertainment–0.88%
Activision Blizzard	8,780	522,234
AMC Entertainment Holdings Class A	6,725	21,251
Cinemark Holdings	8,197	83,527
†Electronic Arts	4,601	460,882
†Glu Mobile	4,125	25,946
†IMAX	5,889	53,296
†Lions Gate Entertainment Class A	6,284	38,207
†Lions Gate Entertainment Class B	6,330	35,321
†Live Nation Entertainment	5,276	239,847
†Madison Square Garden Class A	1,022	216,061
Marcus	2,001	24,652
†Netflix	1,883	707,067
†Reading International Class A	1,404	5,462
†Roku	728	63,685
†Take-Two Interactive Software	2,976	352,983
Walt Disney	20,163	1,947,746
World Wrestling Entertainment Class A	1,759	59,683
†Zynga Class A	41,823	286,488
		5,144,338
Food & Staples Retailing–1.54%
Andersons	2,422	45,412
†BJ's Wholesale Club Holdings	6,980	177,781
Casey's General Stores	2,858	378,656
†Chefs' Warehouse	2,797	28,166
Costco Wholesale	8,104	2,310,694
Ingles Markets Class A	1,907	68,957
Kroger	42,500	1,280,100
Natural Grocers by Vitamin Cottage	2,445	20,807
†Performance Food Group	8,173	202,037
PriceSmart	2,449	128,695
†Rite Aid	1,528	22,920
SpartanNash	3,365	48,187
†Sprouts Farmers Market	9,046	168,165
Sysco	8,552	390,228

LVIP Dimensional U.S. Core Equity 2 Fund–10

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food & Staples Retailing (continued)
†U.S. Foods Holding	10,600	$ 187,726
†United Natural Foods	3,773	34,636
Village Super Market Class A	880	21,630
Walgreens Boots Alliance	18,523	847,427
Walmart	21,740	2,470,099
Weis Markets	2,988	124,480
		8,956,803
Food Products–1.79%
Alico	310	9,622
Archer-Daniels-Midland	16,832	592,150
B&G Foods	4,796	86,760
Bunge	7,479	306,863
Calavo Growers	1,639	94,554
Cal-Maine Foods	4,014	176,536
Campbell Soup	10,618	490,127
Conagra Brands	16,132	473,313
†Darling Ingredients	12,541	240,411
†Dean Foods	6,682	702
†Farmer Brothers	1,079	7,510
Flowers Foods	11,779	241,705
Fresh Del Monte Produce	4,507	124,438
General Mills	11,816	623,530
†Hain Celestial Group	5,406	140,394
Hershey	3,880	514,100
Hormel Foods	10,944	510,428
†Hostess Brands	11,047	117,761
Ingredion	4,964	374,782
J&J Snack Foods	1,165	140,965
JM Smucker	3,964	440,004
John B Sanfilippo & Son	872	77,957
Kellogg	11,740	704,283
Kraft Heinz	9,121	225,654
Lamb Weston Holdings	3,051	174,212
Lancaster Colony	1,703	246,322
†Landec	2,083	18,101
†Lifeway Foods	699	1,342
Limoneira	992	12,995
McCormick & Co Non-Voting Shares	4,200	593,082
Mondelez International Class A	13,538	677,983
†Pilgrim's Pride	12,586	228,058
†Post Holdings	5,163	428,374
Sanderson Farms	1,711	211,001
Seaboard	55	154,704
†Seneca Foods Class A	364	14,480
†Simply Good Foods	6,162	118,680
Tootsie Roll Industries	1,550	55,743
†TreeHouse Foods	4,349	192,008
Tyson Foods Class A	9,729	563,017
		10,404,651
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Gas Utilities–0.26%
Atmos Energy	2,140	$ 212,352
Chesapeake Utilities	1,108	94,967
National Fuel Gas	2,570	95,835
New Jersey Resources	6,704	227,735
Northwest Natural Holding	1,838	113,497
ONE Gas	2,252	188,312
South Jersey Industries	4,505	112,625
Southwest Gas Holdings	1,839	127,921
Spire	2,561	190,743
UGI	5,970	159,220
		1,523,207
Health Care Equipment & Supplies–2.38%
Abbott Laboratories	15,798	1,246,620
†ABIOMED	1,027	149,079
†Accuray	4,267	8,107
†Align Technology	2,220	386,169
†AngioDynamics	3,064	31,958
†AtriCure	393	13,201
Atrion	84	54,600
†Avanos Medical	3,726	100,341
†AxoGen	1,694	17,618
Baxter International	6,106	495,746
Becton Dickinson & Co.	3,696	849,230
†Boston Scientific	8,913	290,831
Cantel Medical	2,139	76,790
CONMED	2,222	127,254
Cooper	1,351	372,430
†CryoLife	2,557	43,264
†Cutera	403	5,263
Danaher	6,063	839,180
DENTSPLY SIRONA	6,983	271,150
†DexCom	500	134,635
†Edwards Lifesciences	1,660	313,109
†Envista Holdings	2,638	39,412
†Globus Medical Class A	3,851	163,783
†Haemonetics	2,807	279,746
†Heska	416	23,005
Hill-Rom Holdings	3,704	372,622
†Hologic	13,363	469,041
†ICU Medical	621	125,299
†IDEXX Laboratories	2,480	600,755
†Inogen	962	49,697
†Insulet	863	142,982
†Integer Holdings	2,023	127,166
†Integra LifeSciences Holdings	4,404	196,727
†Intuitive Surgical	690	341,695
Invacare	2,243	16,665
†Lantheus Holdings	3,024	38,586
LeMaitre Vascular	1,009	25,144
†LivaNova	1,899	85,930
†Masimo	1,480	262,138
Medtronic	13,278	1,197,410

LVIP Dimensional U.S. Core Equity 2 Fund–11

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Meridian Bioscience	2,980	$ 25,032
†Merit Medical Systems	3,063	95,719
Mesa Laboratories	195	44,088
†Natus Medical	2,866	66,291
†Neogen	1,534	102,763
†Novocure	459	30,909
†NuVasive	1,921	97,318
†OraSure Technologies	3,929	42,276
†Orthofix Medical	1,631	45,684
†Oxford Immunotec Global	1,586	14,686
†Penumbra	250	40,333
†Quidel	1,784	174,493
ResMed	2,939	432,885
†RTI Surgical	5,064	8,659
†SeaSpine Holdings	660	5,392
†Sientra	3,943	7,847
STERIS	2,005	280,640
Stryker	3,129	520,947
†Surmodics	576	19,192
Teleflex	1,116	326,832
Utah Medical Products	304	28,591
†Varex Imaging	2,809	63,792
†Varian Medical Systems	1,862	191,153
West Pharmaceutical Services	2,048	311,808
†Wright Medical Group	3,860	110,589
Zimmer Biomet Holdings	3,471	350,849
		13,823,146
Health Care Providers & Services–3.35%
†Acadia Healthcare	6,534	119,899
†Addus HomeCare	1,037	70,101
†Amedisys	1,895	347,808
†American Renal Associates Holdings	1,885	12,460
AmerisourceBergen	7,871	696,583
†AMN Healthcare Services	4,312	249,277
Anthem	4,670	1,060,277
†Apollo Medical Holdings	699	9,031
†BioTelemetry	1,654	63,696
†Brookdale Senior Living	18,477	57,648
†Capital Senior Living	1,634	948
Cardinal Health	9,304	446,034
†Centene	14,472	859,782
Chemed	949	411,107
Cigna	9,008	1,596,037
†Community Health Systems	5,888	19,666
†CorVel	1,434	78,167
†Covetrus	2,511	20,440
†Cross Country Healthcare	2,183	14,713
CVS Health	26,233	1,556,404
†DaVita	6,324	481,003
Encompass Health	8,300	531,449
Ensign Group	4,466	167,966
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Enzo Biochem	4,475	$ 11,322
†Five Star Senior Living	46	128
†Guardant Health	1,462	101,755
†Hanger	1,874	29,197
HCA Healthcare	1,747	156,968
†Henry Schein	5,092	257,248
Humana	2,620	822,732
†Laboratory Corp of America Holdings	3,195	403,816
†LHC Group	1,435	201,187
†Magellan Health	2,574	123,835
McKesson	5,376	727,158
†MEDNAX	6,230	72,517
†Molina Healthcare	3,980	556,046
National HealthCare	1,341	96,190
National Research Class A	1,656	75,315
†Option Care Health	853	8,078
Owens & Minor	4,089	37,414
Patterson	8,147	124,568
†Pennant Group	2,233	31,619
†PetIQ	1,642	38,144
†Premier Class A	5,444	178,128
†Providence Service	1,393	76,448
Quest Diagnostics	4,224	339,187
†R1 RCM	3,825	34,769
†RadNet	3,391	35,639
†Select Medical Holdings	11,079	166,185
†Surgery Partners	2,617	17,089
†Tenet Healthcare	7,697	110,837
†Tivity Health	4,989	31,381
†Triple-S Management Class B	2,892	40,777
U.S. Physical Therapy	663	45,747
UnitedHealth Group	21,454	5,350,198
Universal Health Services Class B	3,346	331,522
		19,503,640
Health Care Technology–0.31%
†Allscripts Healthcare Solutions	17,867	125,784
†Castlight Health Class B	4,422	3,198
Cerner	11,189	704,795
†Change Healthcare	10,678	106,673
Computer Programs & Systems	313	6,964
†Evolent Health Class A	8,471	45,997
†HealthStream	2,713	64,976
†HMS Holdings	3,921	99,084
†Inovalon Holdings Class A	2,237	37,268
†NextGen Healthcare	5,227	54,570
†Omnicell	1,955	128,209
†Teladoc Health	1,764	273,438
†Veeva Systems Class A	886	138,544
		1,789,500

LVIP Dimensional U.S. Core Equity 2 Fund–12

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure–1.52%
Aramark	11,379	$ 227,239
BBX Capital	5,112	11,809
†Biglari Holdings Class A	5	1,485
†Biglari Holdings Class B	131	6,733
BJ's Restaurants	2,258	31,364
Bloomin' Brands	6,385	45,589
Boyd Gaming	3,072	44,298
Brinker International	2,294	27,551
†Caesars Entertainment	14,556	98,399
Carnival	13,337	175,648
†Carrols Restaurant Group	3,714	6,759
Cheesecake Factory	4,371	74,657
†Chipotle Mexican Grill	639	418,162
Choice Hotels International	2,305	141,181
Churchill Downs	2,455	252,742
†Chuy's Holdings	1,208	12,165
Cracker Barrel Old Country Store	1,986	165,275
Darden Restaurants	6,435	350,450
Dave & Buster's Entertainment	3,378	44,184
†Del Taco Restaurants	2,099	7,200
†Denny's	3,309	25,413
Dine Brands Global	1,438	41,242
Domino's Pizza	1,012	327,959
†Drive Shack	2,401	3,650
Dunkin' Brands Group	3,151	167,318
†El Pollo Loco Holdings	3,403	28,755
†Eldorado Resorts	3,038	43,747
†Everi Holdings	1,700	5,610
Extended Stay America	8,699	63,590
†Fiesta Restaurant Group	1,638	6,601
†Hilton Grand Vacations	7,362	116,099
Hilton Worldwide Holdings	5,980	408,075
Hyatt Hotels Class A	1,871	89,621
International Game Technology	8,417	50,081
Jack in the Box	1,505	52,750
Las Vegas Sands	9,352	397,179
†Lindblad Expeditions Holdings	3,242	13,519
Marriott International Class A	4,886	365,522
Marriott Vacations Worldwide	3,030	168,407
McDonald's	4,575	756,476
MGM Resorts International	14,466	170,699
Nathan's Famous	298	18,178
†Norwegian Cruise Line Holdings	9,314	102,081
Papa John's International	1,423	75,946
†Penn National Gaming	4,655	58,886
†Planet Fitness Class A	3,777	183,940
†Playa Hotels & Resorts	8,515	14,901
†PlayAGS	1,440	3,816
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Potbelly	1,460	$ 4,511
†Red Lion Hotels	900	1,314
†Red Robin Gourmet Burgers	1,284	10,940
Red Rock Resorts Class A	5,032	43,024
Royal Caribbean Cruises	6,775	217,952
Ruth's Hospitality Group	3,701	24,723
†Scientific Games Class A	4,657	45,173
†SeaWorld Entertainment	6,745	74,330
†Shake Shack Class A	1,683	63,516
Six Flags Entertainment	3,105	38,937
Starbucks	9,462	622,032
Texas Roadhouse	5,242	216,495
Vail Resorts	2,158	318,758
Wendy's	13,624	202,725
Wingstop	1,345	107,196
Wyndham Destinations	3,985	86,474
Wyndham Hotels & Resorts	5,462	172,108
Wynn Resorts	6,207	373,599
Yum Brands	4,682	320,857
		8,847,615
Household Durables–0.83%
Bassett Furniture Industries	722	3,935
†Beazer Homes USA	5,198	33,475
†Cavco Industries	841	121,895
†Century Communities	4,298	62,364
DR Horton	13,400	455,600
Ethan Allen Interiors	3,964	40,512
Flexsteel Industries	419	4,592
Garmin	5,124	384,095
†GoPro Class A	2,100	5,502
†Green Brick Partners	3,200	25,760
Hamilton Beach Brands Holding Class A	652	6,201
†Helen of Troy	1,664	239,666
Hooker Furniture	831	12,972
†Installed Building Products	1,990	79,341
†iRobot	2,378	97,260
KB Home	5,148	93,179
La-Z-Boy	4,782	98,270
Leggett & Platt	7,210	192,363
Lennar Class A	9,688	370,082
Lennar Class B	563	16,282
†LGI Homes	2,016	91,022
†Libbey	1,451	740
Lifetime Brands	785	4,435
†M/I Homes	1,091	18,034
MDC Holdings	6,267	145,394
†Meritage Homes	2,325	84,886
†Mohawk Industries	3,717	283,384
†New Home	448	614
Newell Brands	18,784	249,452
†NVR	36	92,488
PulteGroup	12,763	284,870

LVIP Dimensional U.S. Core Equity 2 Fund–13

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
†Skyline Champion	4,969	$ 77,914
†Sonos	4,299	36,456
†Taylor Morrison Home	10,755	118,305
†Tempur Sealy International	3,929	171,737
Toll Brothers	7,489	144,163
†TopBuild	2,631	188,485
†TRI Pointe Group	8,843	77,553
Tupperware Brands	2,421	3,922
†Turtle Beach	601	3,750
†Universal Electronics	1,209	46,389
Whirlpool	4,083	350,321
†ZAGG	2,221	6,907
		4,824,567
Household Products–1.02%
†Central Garden & Pet	894	24,585
†Central Garden & Pet Class A	4,361	111,511
Church & Dwight	7,538	483,789
Clorox	3,633	629,417
Colgate-Palmolive	9,816	651,390
Energizer Holdings	4,329	130,952
Kimberly-Clark	2,874	367,498
Oil-Dri Corp. of America	282	9,430
Procter & Gamble	29,624	3,258,640
Spectrum Brands Holdings	3,230	117,475
WD-40	775	155,659
		5,940,346
Independent Power and Renewable Electricity Producers–0.20%
AES	17,784	241,862
†Atlantic Power	7,500	16,050
Atlantica Yield	7,530	167,919
Clearway Energy Class A	2,006	34,443
Clearway Energy Class C	3,534	66,439
Ormat Technologies	2,822	190,937
TerraForm Power Class A	10,576	166,784
Vistra Energy	19,129	305,299
		1,189,733
Industrial Conglomerates–0.90%
3M	13,652	1,863,634
Carlisle	3,772	472,556
General Electric	77,874	618,320
Honeywell International	13,643	1,825,297
Raven Industries	3,094	65,686
Roper Technologies	1,263	393,816
		5,239,309
Insurance–3.11%
Aflac	17,793	609,232
Alleghany	532	293,850
Allstate	6,598	605,234
†Ambac Financial Group	2,234	27,568
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
American Equity Investment Life Holding	7,529	$ 141,545
American Financial Group	3,402	238,412
American International Group	13,156	319,033
American National Insurance	1,541	126,948
AMERISAFE	1,468	94,642
Aon	5,491	906,235
†Arch Capital Group	11,382	323,932
Argo Group International Holdings	2,598	96,282
Arthur J. Gallagher & Co.	5,072	413,419
Assurant	3,264	339,750
Assured Guaranty	5,886	151,800
†Athene Holding Class A	8,668	215,140
Axis Capital Holdings	4,046	156,378
†Brighthouse Financial	5,987	144,706
Brown & Brown	9,921	359,339
Chubb	6,233	696,164
Cincinnati Financial	5,335	402,526
CNA Financial	800	24,832
CNO Financial Group	6,176	76,521
Crawford & Co. Class A	1,300	9,360
Crawford & Co. Class B	2,614	16,703
Donegal Group Class A	996	15,139
†eHealth	1,543	217,285
Employers Holdings	3,289	133,237
†Enstar Group	1,075	170,979
Erie Indemnity Class A	1,777	263,422
Everest Re Group	1,360	261,691
FBL Financial Group Class A	1,968	91,847
FedNat Holding	630	7,232
Fidelity National Financial	10,551	262,509
First American Financial	6,407	271,721
†Genworth Financial Class A	22,919	76,091
Global Indemnity	1,056	26,928
Globe Life	4,109	295,725
†Goosehead Insurance Class A	845	37,712
†Greenlight Capital Re Class A	1,907	11,347
†Hallmark Financial Services	1,100	4,444
Hanover Insurance Group	2,039	184,693
Hartford Financial Services Group	16,135	568,597
HCI Group	887	35,702
Heritage Insurance Holdings	4,237	45,378
Horace Mann Educators	3,431	125,540
Independence Holding	654	16,716
Investors Title	124	15,872
James River Group Holdings	3,525	127,746
Kemper	3,591	267,063
Kinsale Capital Group	936	97,840
Loews	9,293	323,675
†Maiden Holdings	5,521	5,024

LVIP Dimensional U.S. Core Equity 2 Fund–14

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
†Markel	500	$ 463,945
Marsh & McLennan	6,160	532,594
Mercury General	4,124	167,929
MetLife	11,767	359,717
National General Holdings	7,115	117,753
National Western Life Group Class A	298	51,256
†NI Holdings	863	11,702
Old Republic International	16,763	255,636
Primerica	3,375	298,620
Principal Financial Group	9,079	284,536
ProAssurance	5,089	127,225
Progressive	12,411	916,428
Protective Insurance Class B	771	10,601
Prudential Financial	8,754	456,434
Reinsurance Group of America	2,470	207,826
RenaissanceRe Holdings	2,040	304,613
RLI	2,059	181,048
Safety Insurance Group	1,159	97,854
Selective Insurance Group	3,458	171,863
State Auto Financial	4,199	116,690
Stewart Information Services	1,688	45,019
†Third Point Reinsurance	9,845	72,951
Tiptree Financial Class A	1,600	8,352
Travelers	6,800	675,580
United Fire Group	2,734	89,156
United Insurance Holdings	4,881	45,100
Universal Insurance Holdings	3,924	70,318
Unum Group	9,940	149,199
White Mountains Insurance Group	255	232,050
Willis Towers Watson	3,133	532,140
WR Berkley	5,500	286,935
		18,091,776
Interactive Media & Services–2.30%
†Alphabet Class A	2,908	3,378,950
†Alphabet Class C	2,823	3,282,613
†ANGI Homeservices Class A	1,639	8,605
†Cargurus	1,340	25,380
†Cars.com	6,651	28,599
†DHI Group	3,155	6,815
†Facebook Class A	31,822	5,307,909
†InterActiveCorp	1,003	179,768
†Liberty TripAdvisor Holdings Class A	5,610	10,098
†Match Group	1,908	126,004
†Meet Group	4,249	24,942
†QuinStreet	3,300	26,565
†Snap Class A	16,740	199,039
TripAdvisor	4,445	77,298
†TrueCar	6,947	16,812
†Twitter	13,971	343,128
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services (continued)
†Yelp	3,429	$ 61,825
†Zedge Class B	591	520
†Zillow Group Class A	1,831	62,199
†Zillow Group Class C	5,370	193,427
		13,360,496
Internet & Direct Marketing Retail–3.04%
†1-800-Flowers.com Class A	4,321	57,167
†Amazon.com	7,308	14,248,554
†Booking Holdings	1,014	1,364,154
†Duluth Holdings Class B	753	3,019
eBay	25,131	755,438
†Etsy	2,606	100,175
Expedia Group	6,122	344,485
†Groupon	52,099	51,067
†GrubHub	3,808	155,100
†Lands' End	2,935	15,673
†Liquidity Services	1,758	6,821
PetMed Express	1,442	41,501
†Quotient Technology	9,821	63,836
†Qurate Retail	19,960	121,856
†Rubicon Project	543	3,014
Shutterstock	2,288	73,582
†Stamps.com	1,410	183,413
†Wayfair Class A	1,590	84,969
		17,673,824
IT Services–4.70%
Accenture Class A	11,935	1,948,508
†Akamai Technologies	5,859	536,040
Alliance Data Systems	2,682	90,249
Amdocs	5,140	282,546
Automatic Data Processing	9,977	1,363,656
†Black Knight	4,761	276,424
Booz Allen Hamilton Holding	6,927	475,469
Broadridge Financial Solutions	3,987	378,087
†CACI International Class A	1,381	291,598
†Cardtronics Class A	4,756	99,495
Cass Information Systems	1,074	37,762
Cognizant Technology Solutions Class A	9,382	435,982
†Conduent	11,528	28,244
CSG Systems International	2,863	119,817
DXC Technology	10,898	142,219
†Endurance International Group Holdings	9,665	18,653
†EPAM Systems	1,122	208,310
†Euronet Worldwide	3,651	312,964
EVERTEC	6,669	151,586
†Evo Payments Class A	788	12,056
†ExlService Holdings	2,649	137,827
Fidelity National Information Services	8,226	1,000,611

LVIP Dimensional U.S. Core Equity 2 Fund–15

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†Fiserv	6,718	$ 638,143
†FleetCor Technologies	3,053	569,507
†Gartner	2,304	229,409
Genpact	11,702	341,698
Global Payments	4,426	638,362
†GoDaddy Class A	3,455	197,315
†GTT Communications	3,367	26,768
Hackett Group	2,748	34,955
International Business Machines	20,367	2,259,311
Jack Henry & Associates	2,216	344,012
KBR	12,654	261,685
Leidos Holdings	4,371	400,602
†Limelight Networks	3,333	18,998
†LiveRamp Holdings	4,679	154,033
ManTech International Class A	2,055	149,337
Mastercard Class A	15,998	3,864,477
MAXIMUS	4,397	255,905
†MongoDB	338	46,151
NIC	3,826	87,998
†Okta	562	68,710
Paychex	11,684	735,157
†PayPal Holdings	6,537	625,852
†Perficient	2,585	70,028
Perspecta	11,521	210,143
†PFSweb	867	2,601
†PRGX Global	1,040	2,912
Sabre	15,264	90,515
Science Applications International	4,049	302,177
†Square Class A	731	38,290
†StarTek	1,400	5,264
†Sykes Enterprises	3,944	106,961
TTEC Holdings	3,257	119,597
†Twilio Class A	2,289	204,843
†Unisys	1,659	20,489
†VeriSign	2,057	370,445
†Virtusa	1,810	51,404
Visa Class A	31,132	5,015,988
Western Union	12,955	234,874
†WEX	2,069	216,314
		27,359,333
Leisure Products–0.23%
Acushnet Holdings	5,195	133,615
†American Outdoor Brands	7,215	59,884
Brunswick	5,296	187,320
Callaway Golf	6,732	68,801
Clarus	1,200	11,760
Hasbro	3,973	284,268
Johnson Outdoors Class A	1,230	77,121
†Malibu Boats Class A	1,584	45,603
Marine Products	2,133	17,235
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Leisure Products (continued)
†Mastercraft Boat Holgings	1,439	$ 10,505
†Mattel	19,717	173,707
†Nautilus	3,253	8,490
Polaris Industries	3,553	171,077
†Vista Outdoor	8,211	72,257
†YETI Holdings	1,784	34,824
		1,356,467
Life Sciences Tools & Services–1.00%
Agilent Technologies	7,971	570,883
†Bio-Rad Laboratories Class A	747	261,868
Bio-Techne	1,047	198,532
Bruker	8,583	307,786
†Charles River Laboratories International	3,473	438,327
†Illumina	825	225,324
†IQVIA Holdings	4,431	477,928
Luminex	3,980	109,569
†Medpace Holdings	2,523	185,138
†Mettler-Toledo International	705	486,810
†NeoGenomics	2,833	78,219
PerkinElmer	2,397	180,446
†PRA Health Sciences	3,244	269,382
†Repligen	2,212	213,547
†Syneos Health	5,635	222,132
Thermo Fisher Scientific	4,397	1,246,989
†Waters	1,785	324,959
		5,797,839
Machinery–3.18%
AGCO	4,680	221,130
Alamo Group	871	77,327
Albany International Class A	2,141	101,334
Allison Transmission Holdings	7,945	259,086
Altra Industrial Motion	3,057	53,467
Astec Industries	2,898	101,343
Barnes Group	3,140	131,346
†Blue Bird	812	8,875
Briggs & Stratton	4,397	7,959
Caterpillar	16,168	1,876,135
†Chart Industries	2,381	69,001
†CIRCOR International	1,941	22,574
†Colfax	7,284	144,223
Columbus McKinnon	1,631	40,775
†Commercial Vehicle Group	4,182	6,315
Crane	4,090	201,146
Cummins	8,107	1,097,039
Deere & Co.	6,758	933,685
Donaldson	7,438	287,330
Douglas Dynamics	2,086	74,074
Dover	6,290	527,983
†Energy Recovery	2,984	22,201
Enerpac Tool Group	5,276	87,318

LVIP Dimensional U.S. Core Equity 2 Fund–16

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
EnPro Industries	2,155	$ 85,295
ESCO Technologies	1,884	143,014
†Evoqua Water Technologies	6,333	70,993
Federal Signal	5,085	138,719
Flowserve	6,513	155,596
Fortive	8,311	458,684
Franklin Electric	2,894	136,394
†FreightCar America	1,097	1,020
†Gates Industrial	3,772	27,837
Gorman-Rupp	2,146	66,977
Graco	8,921	434,720
Graham	501	6,463
Greenbrier	2,807	49,796
Helios Technologies	3,251	123,278
Hillenbrand	5,042	96,353
Hurco	300	8,730
Hyster-Yale Materials Handling	834	33,435
IDEX	2,900	400,519
Illinois Tool Works	5,796	823,727
†Ingersoll Rand	16,579	411,159
ITT	6,595	299,149
John Bean Technologies	1,844	136,954
Kadant	1,291	96,373
Kennametal	6,189	115,239
†LB Foster Class A	762	9,418
Lincoln Electric Holdings	3,689	254,541
Lindsay	939	85,994
†Lydall	1,558	10,065
†Manitowoc	4,595	39,057
†Meritor	5,751	76,201
†Middleby	3,292	187,249
Miller Industries	637	18,014
Mueller Industries	5,954	142,539
Mueller Water Products Class A	12,388	99,228
†Navistar International	5,881	96,978
NN	5,648	9,771
Nordson	2,881	389,137
Omega Flex	460	38,824
Oshkosh	5,048	324,738
PACCAR	16,952	1,036,276
Parker-Hannifin	4,839	627,763
Park-Ohio Holdings	1,241	23,505
Pentair	10,786	320,991
†Proto Labs	1,067	81,231
†RBC Bearings	901	101,624
REV Group	6,172	25,737
Rexnord	6,889	156,174
Snap-on	3,582	389,793
Spartan Motors	2,371	30,610
†SPX	3,696	120,637
†SPX FLOW	3,749	106,547
Standex International	1,093	53,579
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Stanley Black & Decker	5,609	$ 560,900
Tennant	1,973	114,335
Terex	4,483	64,376
Timken	4,369	141,293
Titan International	6,689	10,368
Toro	5,792	377,001
†TriMas	3,116	71,980
Trinity Industries	9,842	158,161
†Twin Disc	600	4,188
Wabash National	4,805	34,692
†WABCO Holdings	3,411	460,656
Wabtec	4,708	226,596
Watts Water Technologies Class A	1,597	135,186
†Welbilt	6,195	31,780
Woodward	3,381	200,967
Xylem	5,428	353,526
		18,474,316
Marine–0.06%
Costamare	9,757	44,102
†Eagle Bulk Shipping	3,776	6,986
Genco Shipping & Trading	2,086	13,392
Golden Ocean Group	4,204	13,158
†Kirby	2,999	130,367
Matson	4,287	131,268
Scorpio Bulkers	5,333	13,492
		352,765
Media–2.09%
†Altice USA Class A	12,708	283,261
†AMC Networks Class A	3,099	75,337
†Boston Omaha Class A	1,027	18,599
Cable One	331	544,167
†Central European Media Enterprises Class A	4,800	15,024
†Charter Communications Class A	4,049	1,766,619
†Clear Channel Outdoor Holdings	3,980	2,547
Comcast Class A	113,085	3,887,862
†comScore	4,616	13,017
†Cumulus Media Class A	600	3,252
†Discovery Class A	7,688	149,455
†Discovery Class C	17,191	301,530
†DISH Network Class A	12,184	243,558
Emerald Holding	6,001	15,543
Entercom Communications Class A	12,190	20,845
Entravision Communications Class A	4,034	8,189
EW Scripps Class A	5,690	42,903
†Fluent	1,021	1,195
Fox Class A	12,630	298,447

LVIP Dimensional U.S. Core Equity 2 Fund–17

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†Fox Class B	10,813	$ 247,401
Gannett	11,594	17,159
†Gray Television	5,362	57,588
†Hemisphere Media Group	308	2,630
Interpublic Group	22,368	362,138
John Wiley & Sons Class A	3,420	128,216
†Liberty Broadband Class A	907	97,049
†Liberty Broadband Class C	4,517	500,122
†Liberty Latin America Class A	2,617	27,531
†Liberty Latin America Class C	9,575	98,239
†Liberty Media-Liberty Braves Class A	161	3,139
†Liberty Media-Liberty Braves Class C	1,514	28,857
†Liberty Media-Liberty Formula One Class A	1,504	38,833
†Liberty Media-Liberty Formula One Class C	7,914	215,498
†Liberty Media-Liberty SiriusXM Class A	3,100	98,239
†Liberty Media-Liberty SiriusXM Class C	6,835	216,123
†Loral Space & Communications	853	13,861
Meredith	2,966	36,244
†MSG Networks Class A	4,884	49,817
National CineMedia	6,168	20,108
New York Times Class A	6,656	204,406
News Class A	19,046	170,938
News Class B	9,462	85,063
Nexstar Media Group Class A	3,557	205,346
Omnicom Group	11,367	624,048
Saga Communications Class A	635	17,469
Scholastic	3,218	82,027
Sinclair Broadcast Group Class A	1,869	30,054
Sirius XM Holdings	29,310	144,791
†TechTarget	2,724	56,142
TEGNA	17,113	185,847
Tribune Publishing	3,161	25,636
†Urban One	4,509	4,284
ViacomCBS Class A	400	7,132
ViacomCBS Class B	26,687	373,885
		12,167,210
Metals & Mining–0.65%
†Alcoa	11,273	69,442
†Allegheny Technologies	9,446	80,291
†Ampco-Pittsburgh	782	1,955
Carpenter Technology	3,755	73,223
†Century Aluminum	10,065	36,435
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
Cleveland-Cliffs	26,393	$ 104,252
†Coeur Mining	22,330	71,679
Commercial Metals	11,541	182,232
Compass Minerals International	3,198	123,027
†Ferroglobe	9,406	4,280
Freeport-McMoRan	48,444	326,997
Gold Resource	3,674	10,104
Haynes International	2,063	42,518
Hecla Mining	47,753	86,911
Kaiser Aluminum	589	40,806
Materion	1,779	62,283
Newmont	12,799	579,539
Nexa Resources	4,710	16,391
Nucor	12,868	463,505
Olympic Steel	623	6,448
Reliance Steel & Aluminum	3,940	345,105
Royal Gold	2,859	250,763
†Ryerson Holding	2,843	15,125
Schnitzer Steel Industries Class A	3,611	47,087
Southern Copper	4,927	138,744
Steel Dynamics	13,428	302,667
SunCoke Energy	6,128	23,593
†TimkenSteel	6,202	20,032
United States Steel	12,149	76,660
†Universal Stainless & Alloy Products	352	2,714
Warrior Met Coal	5,010	53,206
Worthington Industries	4,428	116,235
		3,774,249
Multiline Retail–0.59%
Big Lots	4,696	66,777
Dillard's Class A	1,631	60,265
Dollar General	5,182	782,534
†Dollar Tree	8,493	623,981
†JC Penney	20,415	7,349
Kohl's	9,455	137,949
Macy's	17,805	87,423
Nordstrom	8,818	135,268
†Ollie's Bargain Outlet Holdings	1,810	83,875
Target	15,276	1,420,210
†Tuesday Morning	170	98
		3,405,729
Multi-Utilities–0.66%
Ameren	4,745	345,578
Avista	2,686	114,128
Black Hills	3,083	197,404
CenterPoint Energy	8,353	129,054
CMS Energy	4,857	285,349
Consolidated Edison	5,602	436,956

LVIP Dimensional U.S. Core Equity 2 Fund–18

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities (continued)
Dominion Energy	5,531	$ 399,283
DTE Energy	3,513	333,630
MDU Resources Group	10,452	224,718
NiSource	8,137	203,181
NorthWestern	2,419	144,729
Public Service Enterprise Group	9,023	405,223
Sempra Energy	1,920	216,941
Unitil	1,166	61,005
WEC Energy Group	3,656	322,203
		3,819,382
Oil, Gas & Consumable Fuels–2.51%
Amplify Energy	1,381	781
†Antero Resources	13,414	9,563
Apache	21,053	88,001
Arch Coal Class A	1,849	53,436
Ardmore Shipping	2,791	14,653
Berry Petroleum	3,410	8,218
†Bonanza Creek Energy	1,860	20,925
Cabot Oil & Gas	16,926	290,958
†California Resources	3,546	3,546
†Callon Petroleum	37,161	20,360
†Centennial Resource Development Class A	17,052	4,485
†Cheniere Energy	4,933	165,255
†Chesapeake Energy	74,322	12,835
Chevron	37,739	2,734,568
Cimarex Energy	4,979	83,797
†Clean Energy Fuels	20,933	37,261
†CNX Resources	20,491	109,012
Concho Resources	6,615	283,453
ConocoPhillips	33,804	1,041,163
†CONSOL Energy	2,615	9,649
†Contango Oil & Gas	934	1,401
Continental Resources	7,040	53,786
CVR Energy	6,732	111,280
Delek US Holdings	6,818	107,452
†Denbury Resources	37,494	6,921
Devon Energy	18,698	129,203
DHT Holdings	15,813	121,286
Diamondback Energy	3,419	89,578
†Dorian LPG	6,070	52,870
EnLink Midstream	17,018	18,720
EOG Resources	16,362	587,723
EQT	7,712	54,524
Equitrans Midstream	8,758	44,053
Evolution Petroleum	2,220	5,794
†Extraction Oil & Gas	7,998	3,375
Exxon Mobil	71,677	2,721,576
GasLog	6,595	23,874
Green Plains	4,617	22,392
†Gulfport Energy	14,171	6,302
Hallador Energy	143	136
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Hess	9,912	$ 330,070
†HighPoint Resources	10,171	1,932
HollyFrontier	10,776	264,120
International Seaways	2,758	65,889
Kinder Morgan	33,265	463,049
Kosmos Energy	26,917	24,107
†Laredo Petroleum	18,593	7,062
Marathon Oil	39,984	131,547
Marathon Petroleum	16,976	400,973
†Matador Resources	8,938	22,166
†Montage Resources	889	2,000
Murphy Oil	13,142	80,560
NACCO Industries Class A	326	9,121
Noble Energy	17,276	104,347
†Northern Oil and Gas	30,630	20,311
†Oasis Petroleum	23,821	8,337
Occidental Petroleum	23,757	275,106
ONEOK	12,382	270,051
†Overseas Shipholding Group Class A	5,002	11,355
Panhandle Oil and Gas Class A	655	2,417
†Par Pacific Holdings	5,026	35,685
Parsley Energy Class A	19,278	110,463
PBF Energy Class A	9,957	70,496
†PDC Energy	7,789	48,370
Peabody Energy	9,294	26,953
†Penn Virginia	1,090	3,368
Phillips 66	9,388	503,666
Pioneer Natural Resources	5,051	354,328
QEP Resources	18,573	6,213
Range Resources	17,978	40,990
†Renewable Energy Group	2,053	42,148
†REX American Resources	540	25,115
†Ring Energy	3,629	2,390
†SandRidge Energy	3,035	2,729
Scorpio Tankers	5,026	96,097
SFL	10,126	95,893
†SilverBow Resources	419	1,035
SM Energy	11,376	13,879
†Southwestern Energy	45,835	77,461
†Talos Energy	4,058	23,333
Targa Resources	9,031	62,404
†Teekay	3,211	10,147
†Teekay Tankers Class A	2,248	49,995
†Unit	6,900	1,794
Valero Energy	12,948	587,321
†W&T Offshore	6,926	11,774
†Whiting Petroleum	6,799	4,558
Williams	29,767	421,203
World Fuel Services	7,166	180,440
†WPX Energy	21,391	65,243
		14,624,176

LVIP Dimensional U.S. Core Equity 2 Fund–19

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Paper & Forest Products–0.13%
Boise Cascade	3,480	$ 82,754
†Clearwater Paper	1,500	32,715
Domtar	5,617	121,552
Louisiana-Pacific	10,205	175,322
Mercer International	6,179	44,736
Neenah	1,497	64,566
PH Glatfelter	5,189	63,410
†Resolute Forest Products	6,285	7,919
Schweitzer-Mauduit International	3,473	96,619
†Verso Class A	4,362	49,203
		738,796
Personal Products–0.25%
Coty Class A	28,705	148,118
†Edgewell Personal Care	4,316	103,929
†elf Beauty	1,640	16,138
Estee Lauder Class A	3,877	617,761
†Herbalife Nutrition	4,218	122,997
Inter Parfums	2,061	95,527
Medifast	1,136	71,000
†Natura & Co. Holding ADR	7,240	71,242
Natural Health Trends	462	1,520
†Nature's Sunshine Products	909	7,390
Nu Skin Enterprises Class A	4,084	89,235
†Revlon Class A	1,236	13,510
†USANA Health Sciences	2,058	118,870
		1,477,237
Pharmaceuticals–4.38%
†Akorn	6,787	3,809
Allergan	4,606	815,723
†Amphastar Pharmaceuticals	4,946	73,399
†ANI Pharmaceuticals	935	38,092
Bristol-Myers Squibb	38,010	2,118,677
†Catalent	10,585	549,891
†Collegium Pharmaceutical	1,508	24,626
†Corcept Therapeutics	8,596	102,206
†Cyclerion Therapeutics	2,923	7,746
†Cymabay Therapeutics	5,352	7,921
†Elanco Animal Health	11,016	246,648
Eli Lilly & Co.	15,272	2,118,532
†Endo International	14,512	53,694
†Horizon Therapeutics	9,194	272,326
†Innoviva	8,244	96,949
†Intra-Cellular Therapies	5,746	88,316
†Jazz Pharmaceuticals	3,279	327,048
Johnson & Johnson	62,743	8,227,490
†Lannett	1,820	12,649
†Mallinckrodt	8,784	17,392
Merck & Co.	49,775	3,829,689
†Mylan	19,376	288,896
†MyoKardia	500	23,440
†Nektar Therapeutics	5,848	104,387
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Otonomy	732	$ 1,442
†Pacira BioSciences	1,047	35,106
Perrigo	6,594	317,106
Pfizer	122,694	4,004,732
Phibro Animal Health Class A	1,490	36,013
†Prestige Consumer Healthcare	4,408	161,685
†Reata Pharmaceuticals Class A	798	115,183
†Revance Therapeutics	1,391	20,587
†SIGA Technologies	4,189	20,023
†Supernus Pharmaceuticals	4,014	72,212
†Taro Pharmaceutical Industries	2,002	122,522
Zoetis	8,679	1,021,432
†Zogenix	3,717	91,921
		25,469,510
Professional Services–0.70%
†ASGN	3,282	115,920
Barrett Business Services	764	30,285
BG Staffing	458	3,426
†CBIZ	5,455	114,119
CoreLogic	6,096	186,172
†CoStar Group	413	242,518
CRA International	465	15,536
Equifax	1,957	233,764
Exponent	3,032	218,031
†Forrester Research	1,302	38,058
†Franklin Covey	769	11,950
†FTI Consulting	2,327	278,705
†GP Strategies	1,061	6,907
Heidrick & Struggles International	1,738	39,105
†Huron Consulting Group	1,526	69,219
ICF International	1,623	111,500
†InnerWorkings	2,700	3,159
Insperity	2,629	98,062
Kelly Services Class A	3,730	47,334
Kforce	2,861	73,156
Korn Ferry	3,509	85,339
ManpowerGroup	4,303	228,016
†Mistras Group	2,371	10,100
Nielsen Holdings	20,386	255,640
Resources Connection	3,042	33,371
Robert Half International	8,363	315,703
TransUnion	6,230	412,301
†TriNet Group	4,695	176,814
†TrueBlue	4,936	62,983
Verisk Analytics	3,887	541,770
†Volt Information Sciences	1,104	894
†Willdan Group	746	15,942
		4,075,799

LVIP Dimensional U.S. Core Equity 2 Fund–20

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development–0.27%
†Altisource Portfolio Solutions	1,304	$ 10,002
†CBRE Group Class A	11,781	444,262
Consolidated-Tomoka Land	480	21,758
†Cushman & Wakefield	5,962	69,994
†Five Point Holdings Class A	1,459	7,397
†Forestar Group	2,282	23,619
†FRP Holdings	1,191	51,213
†Howard Hughes	2,366	119,530
Jones Lang LaSalle	2,884	291,226
Kennedy-Wilson Holdings	8,123	109,011
†Marcus & Millichap	3,035	82,248
†Maui Land Pineapple	1,011	11,050
Newmark Group Class A	13,623	57,898
†Rafael Holdings Class B	887	11,362
RE/MAX Holdings Class A	2,511	55,041
Realogy Holdings	9,569	28,803
RMR Group Class A	1,499	40,428
†St Joe	5,193	87,139
†Tejon Ranch	3,049	42,869
		1,564,850
Road & Rail–1.36%
AMERCO	1,420	412,581
ArcBest	1,859	32,570
†Avis Budget Group	5,061	70,348
†Covenant Transportation Group Class A	1,476	12,797
CSX	16,697	956,738
†Daseke	9,269	12,977
Heartland Express	7,771	144,307
†Hertz Global Holdings	14,157	87,490
JB Hunt Transport Services	4,830	445,471
Kansas City Southern	3,308	420,711
Knight-Swift Transportation Holdings	8,385	275,028
Landstar System	2,710	259,781
Marten Transport	5,486	112,573
Norfolk Southern	6,842	998,932
Old Dominion Freight Line	5,190	681,239
†PAM Transportation Services	682	20,972
Ryder System	4,401	116,362
†Saia	2,431	178,776
Schneider National Class B	5,218	100,916
Union Pacific	16,450	2,320,108
Universal Logistics Holdings	2,167	28,388
†USA Truck	643	2,038
Werner Enterprises	5,617	203,672
†YRC Worldwide	1,800	3,024
		7,897,799
Semiconductors & Semiconductor Equipment–4.90%
†Advanced Energy Industries	4,040	195,900
†Advanced Micro Devices	15,981	726,816
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Alpha & Omega Semiconductor	978	$ 6,269
†Ambarella	2,230	108,289
†Amkor Technology	22,758	177,285
Analog Devices	6,366	570,712
Applied Materials	23,184	1,062,291
†Axcelis Technologies	2,910	53,282
†AXT	1,172	3,762
Broadcom	6,550	1,553,005
Brooks Automation	3,851	117,455
Cabot Microelectronics	1,936	220,975
†CEVA	1,974	49,212
†Cirrus Logic	4,655	305,508
Cohu	3,624	44,865
†Cree	5,249	186,130
Cypress Semiconductor	16,813	392,079
†Diodes	4,379	177,941
†DSP Group	1,135	15,209
†Enphase Energy	4,927	159,093
Entegris	10,565	472,995
†First Solar	5,492	198,041
†FormFactor	5,162	103,705
†Ichor Holdings	1,913	36,653
†Inphi	1,337	105,850
Intel	126,707	6,857,383
KLA	4,398	632,168
Kulicke & Soffa Industries	5,384	112,364
Lam Research	7,931	1,903,440
†Lattice Semiconductor	7,323	130,496
†MACOM Technology Solutions Holdings	5,260	99,572
Marvell Technology Group	19,097	432,165
Maxim Integrated Products	7,320	355,825
†MaxLinear Class A	4,378	51,091
Microchip Technology	7,200	488,160
†Micron Technology	30,620	1,287,877
MKS Instruments	2,121	172,755
Monolithic Power Systems	1,087	182,029
†NeoPhotonics	1,612	11,687
NVE	375	19,511
NVIDIA	4,495	1,184,882
†ON Semiconductor	27,556	342,797
†Onto Innovation	4,422	131,201
†PDF Solutions	2,280	26,722
†Photronics	4,937	50,654
Power Integrations	1,575	139,120
†Qorvo	4,473	360,658
QUALCOMM	20,614	1,394,537
†Rambus	11,732	130,225
†Semtech	3,900	146,250
†Silicon Laboratories	1,429	122,051
Skyworks Solutions	8,222	734,882
†SMART Global Holdings	2,153	52,318
†SolarEdge Technologies	3,759	307,787

LVIP Dimensional U.S. Core Equity 2 Fund–21

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Synaptics	2,867	$ 165,913
Teradyne	8,889	481,517
Texas Instruments	21,573	2,155,790
†Ultra Clean Holdings	4,164	57,463
Universal Display	1,230	162,089
†Veeco Instruments	5,627	53,850
Xilinx	5,901	459,924
Xperi	4,578	63,680
		28,504,155
Software–6.16%
†2U	1,218	25,846
†ACI Worldwide	6,433	155,357
†Adobe	2,544	809,603
†Agilysys	1,334	22,278
†Alarm.com Holdings	1,481	57,626
†Altair Engineering Class A	800	21,200
†Alteryx Class A	441	41,970
American Software Class A	1,038	14,750
†ANSYS	1,528	355,214
†Appfolio Class A	821	91,090
†Aspen Technology	3,599	342,157
†Atlassian Class A	398	54,629
†Autodesk	1,559	243,360
†Avalara	1,583	118,092
†Avaya Holdings	6,824	55,206
Blackbaud	2,818	156,540
†Blackline	620	32,618
†Bottomline Technologies	1,531	56,111
†Cadence Design Systems	6,507	429,722
CDK Global	4,694	154,198
†Cerence	1,724	26,550
†Ceridian HCM Holding	2,369	118,616
†ChannelAdvisor	2,000	14,520
Citrix Systems	3,902	552,328
†CommVault Systems	1,056	42,747
†Cornerstone OnDemand	1,326	42,100
†Coupa Software	508	70,983
†Dell Technologies Class C	2,088	82,580
†Digital Turbine	3,900	16,809
†DocuSign	1,040	96,096
†Dropbox Class A	3,119	56,454
Ebix	2,526	38,345
†eGain	796	5,835
†Envestnet	2,835	152,466
†Fair Isaac	1,212	372,920
†FireEye	10,416	110,201
†Fortinet	2,800	283,276
†Globant	1,493	131,205
†Guidewire Software	2,312	183,365
†HubSpot	834	111,080
Intuit	4,400	1,012,000
j2 Global	3,482	260,628
LogMeIn	2,577	214,613
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Manhattan Associates	5,027	$ 250,445
Microsoft	132,576	20,908,561
†MicroStrategy Class A	568	67,081
†Mimecast	250	8,825
†New Relic	1,371	63,395
NortonLifeLock	19,596	366,641
†Nuance Communications	13,092	219,684
†OneSpan	4,082	74,088
Oracle	50,177	2,425,054
†Paycom Software	1,893	382,405
†Paylocity Holding	1,079	95,297
Pegasystems	836	59,548
Progress Software	3,296	105,472
†Proofpoint	837	85,868
†PTC	1,498	91,693
QAD Class A	624	24,916
†Qualys	2,365	205,731
†RealPage	2,863	151,539
†RingCentral Class A	415	87,943
†Rosetta Stone	700	9,814
†SailPoint Technologies Holding	2,634	40,089
†salesforce.com	5,418	780,084
Sapiens International	3,371	64,116
†ServiceNow	339	97,151
†SolarWinds	1,134	17,770
†Splunk	1,004	126,735
†SPS Commerce	816	37,952
SS&C Technologies Holdings	8,079	354,022
†Synchronoss Technologies	2,306	7,033
†Synopsys	2,912	375,036
†Telenav	2,040	8,813
†Teradata	7,049	144,434
TiVo	6,495	45,985
†Trade Desk Class A	668	128,924
†Tyler Technologies	738	218,861
†Verint Systems	3,097	133,171
†VMware Class A	1,512	183,103
†Workday Class A	315	41,019
†Zendesk	905	57,929
†Zix	3,660	15,775
†Zscaler	863	52,522
		35,847,808
Specialty Retail–2.23%
Aaron's	4,619	105,221
Abercrombie & Fitch Class A	6,902	62,739
Advance Auto Parts	2,440	227,701
American Eagle Outfitters	13,926	110,712
†America's Car-Mart	623	35,106
†Asbury Automotive Group	2,353	129,956
†Ascena Retail Group	1,366	1,899
†At Home Group	5,315	10,736
†AutoNation	7,273	204,080

LVIP Dimensional U.S. Core Equity 2 Fund–22

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†AutoZone	519	$ 439,074
†Barnes & Noble Education	4,091	5,564
Bed Bath & Beyond	11,792	49,644
Best Buy	13,365	761,805
Big 5 Sporting Goods	952	1,019
†Boot Barn Holdings	4,260	55,082
Buckle	2,085	28,585
†Build-A-Bear Workshop	1,134	1,622
†Burlington Stores	2,000	316,920
Caleres	4,328	22,506
†CarMax	7,372	396,835
Cato Class A	2,294	24,477
Chico's FAS	9,593	12,375
Children's Place	1,567	30,650
Citi Trends	1,474	13,119
†Conn's	3,161	13,213
†Container Store Group	7,273	17,164
Designer Brands Class A	6,563	32,684
†Destination XL Group	2,180	763
Dick's Sporting Goods	5,576	118,546
†Express	5,117	7,624
†Five Below	3,162	222,541
†Floor & Decor Holdings Class A	7,456	239,263
Foot Locker	8,253	181,979
†Francesca's Holdings	306	695
GameStop Class A	6,910	24,185
Gap	19,318	135,999
†Genesco	1,809	24,132
Group 1 Automotive	1,624	71,878
Guess	7,264	49,177
Haverty Furniture	1,170	13,911
†Hibbett Sports	1,445	15,801
Home Depot	8,359	1,560,709
†Hudson Class A	2,079	10,437
†J. Jill	2,600	1,436
L Brands	8,959	103,566
Lithia Motors Class A	2,266	185,336
Lowe's	13,932	1,198,849
†Lumber Liquidators Holdings	3,511	16,467
†MarineMax	2,791	29,082
†Michaels	7,874	12,756
Monro	2,428	106,371
†Murphy USA	3,161	266,662
†National Vision Holdings	3,754	72,903
Office Depot	46,575	76,383
†O'Reilly Automotive	1,956	588,854
†Party City Holdco	11,185	5,126
Penske Automotive Group	5,799	162,372
Rent-A-Center	3,348	47,341
†RH	1,494	150,102
Ross Stores	7,826	680,627
†RTW Retailwinds	5,122	1,076
†Sally Beauty Holdings	7,550	61,004
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Shoe Carnival	1,009	$ 20,957
Signet Jewelers	4,587	29,586
†Sleep Number	2,804	53,725
Sonic Automotive Class A	4,337	57,595
†Sportsman's Warehouse Holdings	1,747	10,761
Tailored Brands	2,499	4,348
Tiffany & Co.	3,739	484,200
Tilly's Class A	2,120	8,756
TJX	27,913	1,334,520
Tractor Supply	5,173	437,377
†Ulta Beauty	2,726	478,958
†Urban Outfitters	8,537	121,567
Williams-Sonoma	6,382	271,363
Winmark	403	51,350
†Zumiez	3,762	65,158
		12,984,662
Technology Hardware, Storage & Peripherals–4.81%
†3D Systems	6,912	53,291
Apple	99,255	25,239,554
†Avid Technology	1,312	8,830
Hewlett Packard Enterprise	53,193	516,504
HP	24,846	431,327
†Immersion	1,963	10,522
†NCR	9,975	176,557
NetApp	8,593	358,242
†Pure Storage Class A	5,191	63,849
Seagate Technology	9,252	451,498
†Stratasys	3,678	58,664
†Super Micro Computer	1,331	28,324
Western Digital	8,583	357,224
†Xerox Holdings	13,402	253,834
		28,008,220
Textiles, Apparel & Luxury Goods–0.96%
†Capri Holdings	6,876	74,192
Carter's	3,735	245,502
Columbia Sportswear	4,293	299,523
†Crocs	6,476	110,027
Culp	857	6,307
†Deckers Outdoor	2,257	302,438
†Fossil Group	4,356	14,331
†G-III Apparel Group	5,065	39,000
Hanesbrands	26,411	207,855
†Kontoor Brands	1,550	29,713
†Lululemon Athletica	3,205	607,508
Movado Group	1,488	17,588
NIKE Class B	24,362	2,015,712
Oxford Industries	1,649	59,793
PVH	3,791	142,693
Ralph Lauren	2,702	180,575
†Skechers U.S.A. Class A	8,639	205,090
Steven Madden	5,187	120,494

LVIP Dimensional U.S. Core Equity 2 Fund–23

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
Superior Group of Companies	478	$ 4,044
Tapestry	13,865	179,552
†Under Armour Class A	5,454	50,231
†Under Armour Class C	6,534	52,664
†Unifi	1,589	18,353
†Vera Bradley	4,817	19,846
VF	9,686	523,819
Wolverine World Wide	5,482	83,326
		5,610,176
Thrifts & Mortgage Finance–0.44%
†Bridgewater Bancshares	1,259	12,275
Capitol Federal Financial	12,128	140,806
†Columbia Financial	5,791	83,390
Essent Group	7,232	190,491
Federal Agricultural Mortgage Class C	1,346	74,878
First Defiance Financial	4,287	63,190
Flagstar Bancorp	5,512	109,303
FS Bancorp	182	6,552
Hingham Institution for Savings	65	9,424
Home Bancorp	767	18,730
HomeStreet	3,245	72,136
Kearny Financial	8,102	69,596
†LendingTree	458	83,993
Luther Burbank	1,860	17,056
Merchants Bancorp	600	9,108
Meridian Bancorp	5,566	62,451
Meta Financial Group	3,630	78,844
MGIC Investment	3,265	20,733
†Mr Cooper Group	3,287	24,094
New York Community Bancorp	26,009	244,225
†NMI Holdings Class A	4,487	52,094
Northfield Bancorp	6,076	67,990
Northwest Bancshares	10,560	122,179
OceanFirst Financial	5,087	80,934
†Ocwen Financial	7,897	3,949
PCSB Financial	1,434	20,062
PennyMac Financial Services Class A	4,725	104,470
†Ponce de Leon Federal Bank	817	8,391
Provident Financial Services	6,914	88,914
Radian Group	2,793	36,169
Southern Missouri Bancorp	664	16,115
Sterling Bancorp	1,968	8,462
Territorial Bancorp	299	7,340
TFS Financial	6,896	105,302
Timberland Bancorp	400	7,316
TrustCo Bank	10,350	55,994
Walker & Dunlop	3,398	136,838
Washington Federal	4,358	113,134
Waterstone Financial	2,626	38,182
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance (continued)
Western New England Bancorp	1,120	$ 7,571
WSFS Financial	3,909	97,412
		2,570,093
Tobacco–0.46%
Altria Group	43,154	1,668,765
Philip Morris International	10,456	762,870
†Pyxus International	554	1,723
Turning Point Brands	1,303	27,506
Universal	2,687	118,792
Vector Group	7,114	67,014
		2,646,670
Trading Companies & Distributors–0.71%
Air Lease	8,537	189,009
Applied Industrial Technologies	3,057	139,766
†Beacon Roofing Supply	5,436	89,911
†BMC Stock Holdings	7,728	137,017
†CAI International	2,189	30,952
†DXP Enterprises	1,412	17,311
Fastenal	16,174	505,438
GATX	2,670	167,035
†GMS	5,096	80,160
H&E Equipment Services	3,129	45,934
†HD Supply Holdings	11,994	340,989
†Herc Holdings	2,623	53,667
Kaman	2,196	84,480
†Lawson Products	624	16,673
†MRC Global	8,213	34,987
MSC Industrial Direct Class A	3,057	168,043
†NOW	10,498	54,170
Rush Enterprises Class A	3,089	98,601
Rush Enterprises Class B	547	16,689
†SiteOne Landscape Supply	2,352	173,154
Systemax	2,361	41,861
†Textainer Group Holdings	5,268	43,303
†Titan Machinery	2,945	25,592
Triton International	6,237	161,351
†United Rentals	4,479	460,889
†Univar Solutions	7,450	79,864
†Veritiv	1,896	14,903
Watsco	1,598	252,532
†WESCO International	3,590	82,032
†Willis Lease Finance	616	16,386
WW Grainger	1,951	484,824
		4,107,523
Transportation Infrastructure–0.02%
Macquarie Infrastructure	5,659	142,890
		142,890

LVIP Dimensional U.S. Core Equity 2 Fund–24

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Water Utilities–0.20%
American States Water	1,932	$ 157,922
American Water Works	3,453	412,841
Artesian Resources Class A	575	21,493
California Water Service Group	2,784	140,091
Consolidated Water	860	14,104
Essential Utilities	5,828	237,199
Middlesex Water	1,102	66,252
SJW Group	1,749	101,040
York Water	500	21,730
		1,172,672
Wireless Telecommunication Services–0.25%
†Boingo Wireless	3,554	37,708
Shenandoah Telecommunications	4,690	230,982
Spok Holdings	803	8,584
†Sprint	22,111	190,597
Telephone & Data Systems	8,101	135,773
†T-Mobile US	8,936	749,730
†United States Cellular	2,733	80,050
		1,433,424
Total Common Stock (Cost $604,916,547)		578,436,836
	Number of Shares	Value (U.S. $)
RIGHTS–0.00%
=†πAchillion Pharmace	22,444	$ 10,324
=†πMedia General CVR	5,975	568
=†πNewsstar Financial CVR	2,435	1,710
Total Rights (Cost $10,324)		12,602

MONEY MARKET FUND–0.66%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.32%)	3,832,073	3,832,073
Total Money Market Fund (Cost $3,832,073)		3,832,073

TOTAL INVESTMENTS–100.08% (Cost $608,758,944)	582,281,511
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(485,091)
NET ASSETS APPLICABLE TO 54,437,939 SHARES OUTSTANDING–100.00%	$581,796,420

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2020, the aggregate value of restricted securities was $12,602, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Achillion Pharmace	1/29/2020	$10,324	$10,324
Media General CVR	1/18/2017	—	568
Newsstar Financial CVR	12/26/2017	—	1,710
Total		$10,324	$12,602

Summary of Abbreviations:
ADR–American Depositary Receipt
CVR–Contingent Value Rights
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes.
LVIP Dimensional U.S. Core Equity 2 Fund–25

LVIP Dimensional U.S. Core Equity 2 Fund
Notes
March 31, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional U.S. Core Equity 2 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Dimensional U.S. Core Equity 2 Fund–26

LVIP Dimensional U.S. Core Equity 2 Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$578,436,836	$—	$—	$578,436,836
Rights	—	—	12,602	12,602
Money Market Fund	3,832,073	—	—	3,832,073
Total Investments	$582,268,909	$—	$12,602	$582,281,511
During the period ended March 31, 2020, there were no material transfers to or from Level 3 investments.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. The Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Dimensional U.S. Core Equity 2 Fund–27